RECEIVABLES, REPAYMENTS AND OTHER ASSETS - Summary of Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Trade receivables, other than related parties	$ 798	$ 872
Unbilled accounts receivable	24	43	$ 62
Other receivables	264	239
Receivables from government grants	48	46
Receivables from related parties	12	8
Derivative assets	23	23
Current prepayments and other current assets	1,169	1,231
Non-current:
Advances to suppliers	241	199
Non-trade receivables	11	13
Other	41	42
Total	$ 293	$ 254